John Hancock Equity Funds
                 Supplement to the Prospectus dated July 2, 2001

John Hancock Large Cap Growth Fund
John Hancock Mid Cap Growth Fund

The "Portfolio Managers" section for John Hancock Large Cap Growth Fund and John Hancock Mid Cap Growth Fund has been changed as follows:

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LARGE CAP GROWTH FUND                    MID CAP GROWTH FUND
PAGE 16                                  PAGE 20
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PORTFOLIO MANAGERS                        PORTFOLIO MANAGERS

Paul J. Berlinguet                        Paul J. Berlinguet

Vice president of adviser                 Vice president of adviser
Joined fund team in 2001                  Joined fund team in 2001
Joined adviser in 2001                    Joined adviser in 2001
U.S. equity investment manager            U.S. equity investment manager
  at Baring America Asset                   at Baring America Asset
  management (1989-2001)                    management (1989-2001)
Began business career in 1986             Began business career in 1986

Robert J. Uek, CFA                        Robert J. Uek, CFA

Vice president of adviser                 Vice president of adviser
Joined fund team in 2000                  Joined fund team in 2001
Joined adviser in 1997                    Joined adviser in 1997
Corporate finance manager                 Corporate finance manager
  at Ernst & Young (1994-1997)              at Ernst & Young (1994-1997)
Began business career in 1990             Began business career in 1990

Timothy N. Manning                        Timothy N. Manning

Joined fund team in 2001                 Joined fund team in 2000
Joined adviser in 2000                   Joined adviser in 2000
Analyst at State Street Research         Analyst at State Street Research
  (1999-2000)                               (1999-2000)
Equity research associate at              Equity research associate at
  State Street Research (1996-1999)         State Street Research (1996-1999)
Began business career in 1993             Began business career in 1993


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                       John Hancock Strategic Growth Fund
               Supplement to the Prospectus dated December 1, 2001

On page 4, the "Portfolio Managers" section for the John Hancock Strategic Growth Fund has been changed as follows:

         PORTFOLIO MANAGERS

         Paul J. Berlinguet

         Vice president of adviser
         Joined fund team in 2001
         Joined adviser in 2001
         U.S. equity investment manager
           at Baring America Asset
           management (1989-2001)
         Began business career in 1986

         Robert J. Uek, CFA

         Vice president of adviser
         Joined fund team in 2001
         Joined adviser in 1997
         Corporate finance manager
           at Ernst & Young (1994-1997)
         Began business career in 1990

         Timothy N. Manning

         Joined fund team in 2001
         Joined adviser in 2000
         Analyst at State Street Research
           (1999-2000)
         Equity research associate at
           State Street Research (1996-1999)
         Began business career in 1993